SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
28.	SUBSEQUENT EVENTS

Optimization of the Company’s liquidity and debt profile

The Company has retained PJT Partners as financial advisor to assist Oi in evaluating financial and strategic alternatives to optimize its liquidity and debt profile. In addition on April 25, 2016, the Company announced that it has entered into a customary non-disclosure agreement with an advisor to a diverse ad hoc group of holders of the bonds issued by the Company and certain of its affiliated companies, as an initial step toward discussions regarding the terms of a potential restructuring.

Oi’s operating and business focus remains unchanged and Oi is still committed to continuing to make investments that ensure a continual improvement of its quality of service, which it believes will allow it to continue to bring technological advances to its customers all over Brazil. Oi also continues to undertake efforts for the operating upgrading and transformation of its business by focusing on austerity, infrastructure optimization, process revision, and sales actions.

Debenture holders’ general meeting of the 5th and the 9th Issuance of the Company’s Debentures

On April 15, 2016, general debenture holders’ meetings were held for: (i) the 5th Issue of Unsecured, Nonconvertible Public Debentures (“5th Issue”); and (ii) the 9th Issue of Simple, Unsecured, Nonconvertible Debentures in up to Two Series, for Public Distribution (“9th Issue” and collectively with the 5th Issue, “Debentures”), both issued by the Company (“GDMs” or individually “5th Issue GDM” and “9th Issue GDM”).

Contrarily to the 8th and 10th issues of debentures, where the Company obtained a waiver on the calculation of the leverage ratio, the same waiver was not granted for the Debentures. Since the Company did not comply with this financial ratio for the Debentures, the related fiduciary agents called the GDMs.

With regard to the 5th Issue, the minimum quorum to open the GDM was not reached and the 5th Issue fiduciary agent published, on April 19, 2016, a second call of said meeting for April 27, 2016, which did not reach the minimum quorum either. Pursuant to the debenture indenture, the fiduciary agent declared the accelerated maturity of the outstanding debentures, resulting in the repayment of R$1,519,961.56.

With regard to the 9th Issue, the fiduciary agent declared the accelerated maturity of the outstanding debentures pursuant to Clause 6.23 of the 9th Issue debenture indenture, resulting in the repayment of R$21,518,990.58 at April 20th, 2016.

The Debenture accelerated maturity declaration did not result, nor will it result, in the accelerated maturity of the other Company debt, both domestic and foreign (cross-default).